Document and Entity Information	9 Months Ended
	Apr. 30, 2013	Sep. 06, 2013
Document And Entity Information
Entity Registrant Name	Viosolar Inc.
Entity Central Index Key	0001302401
Document Type	S-4
Document Period End Date	Apr. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		31,803,689
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2013